Income from Discontinued Operations, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from Discontinued Operations, Net
Income from discontinued operations, net	$ 56,816	$ 628,116	$ 56,827,807
Discontinued operations
Income from Discontinued Operations, Net
Net income from discontinued operations	56,816	628,116	762,277
Gain on disposition of discontinued operations, net	56,816	628,116	56,065,530
Income from discontinued operations, net	$ 56,816	$ 628,116	$ 56,827,807